INTELLECTUAL PROPERTY (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF INTELLECTUAL PROPERTY

	Patents	Customer Relationships	Brand and Software	Goodwill	Total
Cost
Balance at January 1, 2020	$41,931	$-	$-	$-	$41,931
Intangible assets acquired in the Transaction	-	197,000	119,000	2,166,563	2,482,563
Balance at December 31, 2020	$41,931	$197,000	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Acquisition	-	-	2,251,000	15,530,516	17,781,516
Additions	-	-	250,551	-	250,551
Inventory adjustment	-	-	-	(22,016)	(22,016)
Balance at September 30, 2021	$41,931	$197,000	$2,620,551	$17,675,063	$20,534,545

Accumulated amortization
Balance at January 1, 2020	$40,546	$-	$-	$-	$40,546
Charge for the year	1,385	26,267	15,866	-	43,518
Balance at December 31, 2020	$41,931	$26,267	$15,866	$-	$84,064
Charge for the year	-	25,610	243,533	-	269,143
Balance at September 30, 2021	$41,931	$51,877	$259,399	$-	$353,207

Net book value:
December 31, 2020	$-	$170,733	$103,134	$2,166,563	$2,440,430
September 30, 2021	$-	$145,123	$2,361,152	$17,675,063	$20,181,338